SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2011
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Schedule of selected quarterly data

	2011
	First	Second	Third	Fourth
Revenue	$57,000	$81,003	$182,784	$114,373
Research and development expenses	14,864,420	11,116,323	11,500,053	6,701,465
General and administrative expenses	1,593,557	1,989,103	1,675,268	1,723,562
Licensing expense	0	0	50,000	0

Operating loss	(16,442,921)	(13,064,942)	(13,028,207)	(8,340,710)

Net loss	(17,250,676)	(14,975,231)	(12,733,691)	(6,648,906)

Loss per share:
Basic and diluted	$(1.20)	$(0.96)	$(0.72)	$(0.36)

	2010
	First	Second	Third	Fourth
Revenue	$2,279,874	$0	$51,331	$143,032
Research and development expenses	9,426,870	8,657,606	9,716,091	11,904,935
General and administrative expenses	1,498,252	1,540,200	1,534,417	1,367,491
Licensing expense	268,750	0	0	0
Operating loss	(8,959,419)	(10,240,352)	(11,240,177)	(13,168,413)

Net loss	(10,540,419)	(10,794,351)	(11,589,711)	(13,271,735)

Loss per share:
Basic and diluted	$(1.14)	$(1.02)	$(0.96)	$(1.08)